UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-05639

 NAME OF REGISTRANT:                     Pacholder High Yield Fund,
                                         Inc



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 270 Park Avenue
                                         New York, NY 10017

 NAME AND ADDRESS OF AGENT FOR SERVICE:  J.P. Morgan Investment Management
                                         Inc.
                                         270 Park Avenue
                                         New York, NY 10017

 REGISTRANT'S TELEPHONE NUMBER:          800-480-4111

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               07/01/2012 - 06/30/2013


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

Pacholder High Yield Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------
  DYNEGY INC                                                                                 Agenda Number:  933670603
--------------------------------------------------------------------------------------------------------------------------
        Security:  26816LAW2
    Meeting Type:  Consent
    Meeting Date:  24-Aug-2012
          Ticker:
            ISIN:  US26816LAW28
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      TO ACCEPT THE PLAN                                        Mgmt          For

2      TO ELECT NOT TO GRANT THE RELEASES                        Mgmt          Abstain
       CONTAINED IN SECTION 8.20 OF THE PLAN AND
       ELECT NOT TO CONSENT TO THE RELATED
       INJUCTION




--------------------------------------------------------------------------------------------------------------------------
 CAPMARK FINL GROUP INC                                                                      Agenda Number:  933754409
--------------------------------------------------------------------------------------------------------------------------
        Security:  140661109
    Meeting Type:  Annual
    Meeting Date:  11-Apr-2013
          Ticker:  CPMK
            ISIN:  US1406611095
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       CHARLES H. CREMENS                                        Mgmt          Withheld                       Against
       EUGENE I. DAVIS                                           Mgmt          Withheld                       Against
       THOMAS L. FAIRFIELD                                       Mgmt          Withheld                       Against
       WILLIAM C. GALLAGHER                                      Mgmt          Withheld                       Against
       MICHAEL HEGARTY                                           Mgmt          Withheld                       Against
       THOMAS F. MAHER                                           Mgmt          For                            For
       JOHN S. POELKER                                           Mgmt          Withheld                       Against
       SCOTT A. SCHROEPFER                                       Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 DYNEGY HOLDINGS                                                                             Agenda Number:  933670590
--------------------------------------------------------------------------------------------------------------------------
        Security:  629121AF1
    Meeting Type:  Consent
    Meeting Date:  24-Aug-2012
          Ticker:
            ISIN:  US629121AF11
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      TO ACCEPT THE PLAN                                        Mgmt          For

2      TO ELECT NOT TO GRANT THE RELEASES                        Mgmt          Abstain
       CONTAINED IN SECTION 8.20 OF THE PLAN AND
       ELECT NOT TO CONSENT TO THE RELATED
       INJUCTION




--------------------------------------------------------------------------------------------------------------------------
 DYNEGY INC.                                                                                 Agenda Number:  933774095
--------------------------------------------------------------------------------------------------------------------------
        Security:  26817R108
    Meeting Type:  Annual
    Meeting Date:  21-May-2013
          Ticker:  DYN
            ISIN:  US26817R1086
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       HILARY E. ACKERMANN                                       Mgmt          For                            For
       PAUL M. BARBAS                                            Mgmt          For                            For
       ROBERT C. FLEXON                                          Mgmt          For                            For
       RICHARD L. KUERSTEINER                                    Mgmt          For                            For
       JEFFREY S. STEIN                                          Mgmt          For                            For
       JOHN R. SULT                                              Mgmt          For                            For
       PAT WOOD III                                              Mgmt          For                            For

2.     TO APPROVE, ON AN ADVISORY BASIS, THE                     Mgmt          For                            For
       COMPENSATION OF DYNEGY'S NAMED EXECUTIVE
       OFFICERS.

3.     TO ACT UPON A PROPOSAL TO RATIFY THE                      Mgmt          For                            For
       APPOINTMENT OF ERNST & YOUNG LLP AS
       DYNEGY'S INDEPENDENT REGISTERED PUBLIC
       ACCOUNTANTS FOR THE FISCAL YEAR ENDING
       DECEMBER 31, 2013.




--------------------------------------------------------------------------------------------------------------------------
 EDISON INTERNATIONAL                                                                        Agenda Number:  933697065
--------------------------------------------------------------------------------------------------------------------------
        Security:  437410AA1
    Meeting Type:  Consent
    Meeting Date:  05-Nov-2012
          Ticker:
            ISIN:  US437410AA14
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     THE PLAN                                                  Mgmt          For

2.     ELECT NOT TO GRANT THE RELEASES CONTAINED                 Mgmt          Abstain
       IN SECTION 10.6 OF THE PLAN




--------------------------------------------------------------------------------------------------------------------------
 GENERAL MOTORS COMPANY                                                                      Agenda Number:  933803935
--------------------------------------------------------------------------------------------------------------------------
        Security:  37045V100
    Meeting Type:  Annual
    Meeting Date:  06-Jun-2013
          Ticker:  GM
            ISIN:  US37045V1008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    ELECTION OF DIRECTOR: DANIEL F. AKERSON                   Mgmt          For                            For

1B.    ELECTION OF DIRECTOR: DAVID BONDERMAN                     Mgmt          Against                        Against

1C.    ELECTION OF DIRECTOR: ERROLL B. DAVIS, JR.                Mgmt          For                            For

1D.    ELECTION OF DIRECTOR: STEPHEN J. GIRSKY                   Mgmt          For                            For

1E.    ELECTION OF DIRECTOR: E. NEVILLE ISDELL                   Mgmt          For                            For

1F.    ELECTION OF DIRECTOR: ROBERT D. KREBS                     Mgmt          For                            For

1G.    ELECTION OF DIRECTOR: KATHRYN V. MARINELLO                Mgmt          For                            For

1H.    ELECTION OF DIRECTOR: MICHAEL G. MULLEN                   Mgmt          For                            For

1I.    ELECTION OF DIRECTOR: JAMES J. MULVA                      Mgmt          For                            For

1J.    ELECTION OF DIRECTOR: PATRICIA F. RUSSO                   Mgmt          Against                        Against

1K.    ELECTION OF DIRECTOR: THOMAS M. SCHOEWE                   Mgmt          For                            For

1L.    ELECTION OF DIRECTOR: THEODORE M. SOLSO                   Mgmt          For                            For

1M.    ELECTION OF DIRECTOR: CAROL M. STEPHENSON                 Mgmt          For                            For

1N.    ELECTION OF DIRECTOR: CYNTHIA A. TELLES                   Mgmt          For                            For

2.     RATIFICATION OF THE SELECTION OF DELOITTE &               Mgmt          For                            For
       TOUCHE LLP AS GM'S INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM FOR 2013

3.     ADVISORY VOTE TO APPROVE EXECUTIVE                        Mgmt          For                            For
       COMPENSATION

4.     INDEPENDENT BOARD CHAIRMAN                                Shr           Against                        For

5.     EXECUTIVE STOCK RETENTION                                 Shr           Against                        For




--------------------------------------------------------------------------------------------------------------------------
 MAGNACHIP SEMICONDUCTOR CORP                                                                Agenda Number:  933799477
--------------------------------------------------------------------------------------------------------------------------
        Security:  55933J203
    Meeting Type:  Annual
    Meeting Date:  29-May-2013
          Ticker:  MX
            ISIN:  US55933J2033
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       RANDAL KLEIN                                              Mgmt          For                            For
       NADER TAVAKOLI                                            Mgmt          For                            For

2.     RATIFICATION OF THE BOARD'S SELECTION OF                  Mgmt          For                            For
       SAMIL PRICEWATERHOUSECOOPERS AS THE
       COMPANY'S AUDITOR FOR 2013.




--------------------------------------------------------------------------------------------------------------------------
 NEWPAGE CORP                                                                                Agenda Number:  933671845
--------------------------------------------------------------------------------------------------------------------------
        Security:  651715AK0
    Meeting Type:  Consent
    Meeting Date:  15-Aug-2012
          Ticker:
            ISIN:  US651715AK02
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      TO ACCEPT THE RESOLUTION                                  Mgmt          For                            For

2      PROXY IN RESPECT OF AMENDMENTS OR                         Mgmt          For
       VARIATIONS




--------------------------------------------------------------------------------------------------------------------------
 NEWPAGE CORP                                                                                Agenda Number:  933711423
--------------------------------------------------------------------------------------------------------------------------
        Security:  651715AK0
    Meeting Type:  Consent
    Meeting Date:  10-Dec-2012
          Ticker:
            ISIN:  US651715AK02
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1G     ACCEPT THE PLAN, NPC CLASS 1B, AK0                        Mgmt          Against

1H     ACCEPT THE PLAN, GD CLASS 1B, AK0                         Mgmt          Against

1I     ACCEPT THE PLAN, NPC CLASS 3B, AK0                        Mgmt          Against

1J     ACCEPT THE PLAN, GD CLASS 3B, AK0                         Mgmt          Against

2G     'DON'T CONSENT TO THE RELEASE', NPC CLASS                 Mgmt          For
       1B, AK0

2H     'DON'T CONSENT TO THE RELEASE', GD CLASS                  Mgmt          For
       1B, AK0

2I     'DON'T CONSENT TO THE RELEASE', NPC CLASS                 Mgmt          For
       3B, AK0

2J     'DON'T CONSENT TO THE RELEASE', GD CLASS                  Mgmt          For
       3B, AK0




--------------------------------------------------------------------------------------------------------------------------
 ROSETON-DANSKAMMER 2001 PASS                                                                Agenda Number:  933670576
--------------------------------------------------------------------------------------------------------------------------
        Security:  777774AF7
    Meeting Type:  Consent
    Meeting Date:  24-Aug-2012
          Ticker:
            ISIN:  US777774AF75
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      TO ACCEPT THE PLAN                                        Mgmt          For

2      TO ELECT NOT TO GRANT THE RELEASES                        Mgmt          Abstain
       CONTAINED IN SECTION 8.20 OF THE PLAN AND
       ELECT NOT TO GRANT THE CORRESPONDING
       INJUCTION




--------------------------------------------------------------------------------------------------------------------------
 ROSETON-DANSKAMMER 2001 PASS                                                                Agenda Number:  933731920
--------------------------------------------------------------------------------------------------------------------------
        Security:  777774AF7
    Meeting Type:  Consent
    Meeting Date:  01-Mar-2013
          Ticker:
            ISIN:  US777774AF75
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      THE PLAN                                                  Mgmt          For

2      ELECTS NOT TO GRANT THE RELEASES CONTAINED                Mgmt          Abstain
       IN SECTION 9.4 OF THE THE PLAN AND ELECTS
       NOT TO GRANT THE CORRESPONDING INJUNCTION




--------------------------------------------------------------------------------------------------------------------------
 U.S. CONCRETE, INC.                                                                         Agenda Number:  933772736
--------------------------------------------------------------------------------------------------------------------------
        Security:  90333L201
    Meeting Type:  Annual
    Meeting Date:  15-May-2013
          Ticker:  USCR
            ISIN:  US90333L2016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       EUGENE I. DAVIS                                           Mgmt          Withheld                       Against
       WILLIAM J. SANDBROOK                                      Mgmt          For                            For
       KURT M. CELLAR                                            Mgmt          For                            For
       MICHAEL D. LUNDIN                                         Mgmt          For                            For
       ROBERT M. RAYNER                                          Mgmt          For                            For
       COLIN M. SUTHERLAND                                       Mgmt          For                            For
       THEODORE P. ROSSI                                         Mgmt          For                            For

2.     RATIFY THE APPOINTMENT OF GRANT THORNTON                  Mgmt          For                            For
       LLP AS THE COMPANY'S INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDING
       DECEMBER 31, 2013.

3.     APPROVE THE U.S. CONCRETE, INC. LONG TERM                 Mgmt          For                            For
       INCENTIVE PLAN.

4.     ADVISORY RESOLUTION TO APPROVE THE                        Mgmt          For                            For
       COMPENSATION OF OUR NAMED EXECUTIVE
       OFFICERS.

5.     ADVISORY RESOLUTION REGARDING THE FREQUENCY               Mgmt          1 Year                         For
       OF FUTURE VOTES ON NAMED EXECUTIVE OFFICER
       COMPENSATION.



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Pacholder High Yield Fund, Inc
By (Signature)       /s/ Patricia A. Maleski
Name                 Patricia A. Maleski
Title                President
Date                 08/28/2013